Related party loans (Details) $ in Thousands			12 Months Ended
	Aug. 06, 2025 USD ($)	Jul. 22, 2025 USD ($) Lender shares	Dec. 31, 2025 USD ($)
Related party loans
Total proceeds			$ 1,400
Outstanding principal and accrued interest settled	$ 1,408
Related party | Secured loans
Related party loans
Number of lenders | Lender		2
Total proceeds		$ 1,400
Interest rate (in percentage)		15.00%
Outstanding principal and accrued interest settled		$ 1,408
Related party | Secured loans | Class B Series 1 redeemable convertible preferred shares
Related party loans
Number of shares issued on settlement | shares		887,243
Related party | Secured loans | Class B Series 3 redeemable convertible preferred shares
Related party loans
Number of shares issued on settlement | shares		3,179,370